Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial Assets And Financial Liabilities
Schedule of financial asset and liabilities

(a)	Financial asset and liabilities –

	2017	2016
	S/(000)	S/(000)

Derivative financial instruments
Cash flow hedge (cross currency swaps)	489	69,912
Total cash flow hedge	489	69,912

Available-for-sale financial investments
Quoted equity shares	—	657
Total available-for-sale investments, note 9(b)	—	657

Total financial instruments at fair value	489	70,569

Total current	—	—
Total non-current	489	70,569

	489	70,569

Schedule of hedging activities and derivatives

The cross currency swap contracts balances vary with the level of expected forward exchange rates.

	2017		2016
	Assets	Liabilities	Assets	Liabilities
	S/(000)	S/(000)	S/(000)	S/(000)

Cross currency swap contracts designated as hedging instruments
Fair value	489	—	69,912	—

	489	—	69,912	?char_error?;

Schedule of fair values of financial instruments

Set out below is a comparison by class of the carrying amounts and fair values of the Group’s financial instruments that are carried in the consolidated financial statements:

	Carrying amount		Fair value
	2017	2016	2017	2016
	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Derivative financial instruments – Cross currency swaps	489	69,912	489	69,912
Available-for-sale financial investments	—	657	—	657

Total financial assets - non-current	489	70,569	489	70,569

Financial liabilities
Financial obligations:
Senior Notes	965,290	998,148	1,005,324	1,012,607

Total financial liabilities	965,290	998,148	1,005,324	1,012,607

Schedule of Fair value measurement

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2017

	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	S/(000)	S/(000)	S/(000)	S/(000)

Assets measured at fair value:
Derivative financial assets:
Cross currency swaps	489	—	489	—

Total financial assets	489	—	489	—
Liabilities for which fair values are disclosed:
Senior Notes	1,005,324	1,005,324	—	—

Total financial liabilities	1,005,324	1,005,324	—	—

There have been no transfers between levels during the year ending December 31, 2017.

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2016

	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	S/(000)	S/(000)	S/(000)	S/(000)

Assets measured at fair value:
Derivative financial assets:
Cross currency swaps	69,912	—	69,912	—
Available-for-sale financial investments (note 9):
Quoted equity shares	657	657	—	—

Total financial assets	70,569	657	69,912	—
Liabilities for which fair values are disclosed:
Senior Notes	1,012,607	1,012,607	—	—

Total financial liabilities	1,012,607	1,012,607	—	—